Transactions with Related Parties - Additional Information (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Percentage of financing guaranteed	10.00%
CMV
Disclosure of transactions between related parties [line items]
Capital contributed	$ 0	$ 4,000,000
Contributed capital recognized as loss and included in other financial loss		3,900,000
Investments in associated companies	0		$ 600,000
CMV | Onboard and Other
Disclosure of transactions between related parties [line items]
Services revenue		$ 4,000,000
VCL
Disclosure of transactions between related parties [line items]
Maximum amount of financing guaranteed	45,000,000
Viking Yi Dun
Disclosure of transactions between related parties [line items]
Operating expenses related to variable lease payments	2,700,000
Depreciation expense related to lease	1,700,000
Interest for lease liabilities	$ 200,000